13F-HR
			09/30/2005

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Senior Managing Director
Phone: 212-916-4345





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	September 30, 2005



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  42
Form 13F Information Table Value Total:  $213,843(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/INVSTMT OTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN CALLDSCRETN MANAGERS SOLE SHARED NONE AFFORDABLE RESIDENTIAL COM 008273104 3,235 SH DEFINED 01 0 0 AKAMAI TECHNOLOGIES COM 00971T101 6,366 SH DEFINED 01 399,143 ALDERWOODS COM 014383103 38,202 2,3SH
DEFINED 01 2,332,253 AMKOR TECHNOLOGY COM 031652100 1,160 SH DEFINED 01 286,486 APARTMENT INVESTMENT COM 03748R101 5,383 SH DEFINED 01 138,800 ARBINET-THEXCHANGE, INC COM 03875P100 2,299 SH DEFINED 01 319,360 ASHFORD HOSPITALITY TRUST COM 044103109 1,426 SH DEFINED 01 195,000 AVAYA, INC COM 053499109 179 SH DEFINED 01 17,357 AVICI SYSTEMS INC COM 05367L802 4 SH DEFINED 01 850 BLOUNT INTERNATIONAL COM 095180105 3,847 SH DEFINED 01 71,700 CABELA'S INCORPORATED SER A COM 126804301 6,450 SH DEFINED 01 392,159 CIENA CORP COM 171779101 296 SH DEFINED 01 351,137
CNET NETWORKS, INC. COM 12613R104 221 SH DEFINED 01 112,110
CONCURRENT COMPUTER CORP COM 206710204 2,917 1,7SH DEFINED 01 16,307 CONSECO INC COM 208464883 2,007 SH DEFINED 01 1,725,938
CRITICAL THERAPEUTICS COM 22674T105 4,027 SH DEFINED 01 95,053
EL PASO NATURAL GAS PFD 283678209 6,834 SH DEFINED 01 427,524
EQUITY OFFICE PPTY COM 294741103 0 SH DEFINED 01 380,000 EXELIXIS INC COM 30161Q104 129 SH DEFINED 01 EXTRA SPACE STORAGE INC COM 30225T102 2,536 SH DEFINED 01 16,890 FORD MOTOR CO CAP PFD 345395206 5,443 SH DEFINED 01 224,900 GENERAL ELECTRIC CO COM 369604103 8,514 SH
DEFINED 01 164,529 GLOBAL CROSSING COM G3921A175 114 SH DEFINED 01 140,000 GRAMERCY CAPITAL CORP COM 384871109 2,986 SH DEFINED 01 252,876 IOWA TELECOMMUNICATIONS SER. COM 462594201 2,814 SH DEFINED 01 480,000 KKR FINANCIAL CORP COM 482476306 2,400 SH DEFINED 01 7,742 LEADIS TECHNOLOGY, INC COM 52171N103 269 SH DEFINED 01 174,800 LODGIAN INC COM 54021P403 2,563 SH DEFINED 01 40,000 LUCENT TECHNOLOGIES COM 549463107 677 SH DEFINED 01 27,926 MARCONI CORPORATION PLC COM 56630M101 5,891 1,0SH DEFINED 01 543,513 MCI INC COM 552691107 20,165 SH DEFINED 01
250,000 NETLOGIC MICROSYATEMS COM 64118B100 509 SH DEFINED 01 208,295 NEWCASTLE INVESTMENT CORP COM 65105M108 3,766 SH DEFINED 01 1,049,234 PARAMETRIC TECHNOLOGY COM 699173100 26 SH DEFINED 01 656,737
POST PROPERTIES, INC COM 737464107 5,122 SH DEFINED 01 135,000
RCN CORP COM 749361200 3,450 SH DEFINED 01 3,694 RENOVIS, INC. COM 759885106 614 SH DEFINED 01 150,000 SIMON PROPERTY GROUP, INC PFD 828806802 15,498 SH DEFINED 01 162,586 TRAVELERS PPTY CASUALTY PFD 89420G307 20,523 SH DEFINED 01 260,000 VIACOM INC CLASS B COM
925524308 17,491 SH DEFINED 01 13,100 W & T OFFSHORE INC COM
92922P106 3,827 SH DEFINED 01 529,877 WASHINGTON GRP INT'L COM 938862208 3,662 SH DEFINED 01 62,084